UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4651

John Hancock Strategic Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

 (Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2015

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Income Fund

Quarterly portfolio holdings 2/28/15

Fund's investmentsIncome Fund

As of 2-28-15 (unaudited)
	Rate (%	)	Maturity date	Par value^		Value
Corporate bonds 45.5%						$1,461,675,084
(Cost $1,436,220,883)
Consumer discretionary 8.4%						268,739,233
Auto components 0.8%
Johnson Controls, Inc.	5.500		01-15-16		2,560,000	2,664,991
The Goodyear Tire & Rubber Company	7.000		05-15-22		16,575,000	18,315,354
The Goodyear Tire & Rubber Company	8.750		08-15-20		2,495,000	3,012,713
Automobiles 1.2%
FCA US LLC	8.250		06-15-21		2,600,000	2,902,250
Ford Motor Company	4.750		01-15-43		8,800,000	9,698,014
Ford Motor Company	6.625		10-01-28		8,743,000	11,129,725
General Motors Financial Company, Inc.	4.375		09-25-21		7,655,000	8,133,438
Volkswagen International Finance NV (S)	1.150		11-20-15		2,685,000	2,696,035
Volkswagen International Finance NV (S)	1.625		03-22-15		4,435,000	4,437,759
Hotels, restaurants and leisure 0.1%
Arcos Dorados Holdings, Inc. (S)	10.250		07-13-16	BRL	11,146,000	3,665,272
Internet and catalog retail 0.6%
QVC, Inc.	4.450		02-15-25		9,730,000	9,830,209
QVC, Inc.	5.950		03-15-43		8,760,000	9,203,878
Media 3.7%
21st Century Fox America, Inc.	6.200		12-15-34		4,282,000	5,533,372
Cablevision Systems Corp.	8.000		04-15-20		6,700,000	7,629,625
Cablevision Systems Corp.	8.625		09-15-17		4,905,000	5,548,781
CBS Corp.	3.500		01-15-25		15,850,000	15,954,230
CCO Holdings LLC	5.750		01-15-24		18,485,000	19,062,656
CCO Holdings LLC	7.000		01-15-19		3,270,000	3,400,800
Cox Communications, Inc.	5.500		10-01-15		3,555,000	3,653,079
DISH DBS Corp.	5.000		03-15-23		9,145,000	8,796,356
DISH DBS Corp.	5.875		07-15-22		1,940,000	1,959,400
DISH DBS Corp.	7.875		09-01-19		10,135,000	11,414,544
Lamar Media Corp.	5.000		05-01-23		4,515,000	4,616,588
LIN Television Corp. (S)	5.875		11-15-22		4,760,000	4,867,100
Sirius XM Radio, Inc. (S)	5.250		08-15-22		3,175,000	3,381,375
Sirius XM Radio, Inc. (S)	5.875		10-01-20		8,905,000	9,378,078
The Walt Disney Company	1.350		08-16-16		12,435,000	12,573,638
Virgin Media Secured Finance PLC	5.250		01-15-21		2,210,000	2,378,513
Multiline retail 0.2%
Macy's Retail Holdings, Inc.	7.875		08-15-36		6,800,000	7,357,049
Specialty retail 1.5%
L Brands, Inc.	5.625		10-15-23		13,385,000	14,857,350
L Brands, Inc.	6.950		03-01-33		8,800,000	9,526,000
Outerwall, Inc. (S)	5.875		06-15-21		4,145,000	3,813,400
The Home Depot, Inc.	5.400		03-01-16		8,663,000	9,082,636
The Men's Wearhouse, Inc. (S)	7.000		07-01-22		9,910,000	10,430,275
Textiles, apparel and luxury goods 0.3%
PVH Corp.	4.500		12-15-22		7,700,000	7,834,750
Consumer staples 3.2%						104,084,977
Beverages 1.5%
Anheuser-Busch InBev Worldwide, Inc.	9.750		11-17-15	BRL	14,550,000	5,051,176
Constellation Brands, Inc.	3.750		05-01-21		6,920,000	7,049,750
Constellation Brands, Inc.	4.250		05-01-23		11,075,000	11,490,313

2SEE NOTES TO FUND'S INVESTMENTS

Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Consumer staples (continued)
Beverages (continued)
Heineken NV (S)	0.800		10-01-15		5,850,000	$5,857,277
PepsiCo, Inc.	2.500		05-10-16		3,302,000	3,374,007
The Coca-Cola Company	1.500		11-15-15		6,175,000	6,226,759
The Coca-Cola Company	1.800		09-01-16		8,653,000	8,808,693
Food products 1.2%
HJ Heinz Company	4.250		10-15-20		12,110,000	12,276,513
HJ Heinz Company (S)	4.875		02-15-25		9,620,000	9,668,100
JBS Investments GmbH (S)	7.750		10-28-20		2,820,000	2,968,050
Post Holdings, Inc. (S)	6.750		12-01-21		10,185,000	10,414,163
Tyson Foods, Inc.	6.600		04-01-16		3,220,000	3,408,595
Household products 0.3%
Kimberly-Clark Corp. (S)	4.279		12-21-15		9,815,000	10,114,642
Tobacco 0.2%
Altria Group, Inc.	4.125		09-11-15		7,245,000	7,376,939
Energy 0.8%						25,535,789
Energy equipment and services 0.0%
Inkia Energy, Ltd. (S)	8.375		04-04-21		996,000	1,025,880
Oil, gas and consumable fuels 0.8%
Ecopetrol SA	4.250		09-18-18		1,280,000	1,347,840
Ecopetrol SA	5.875		09-18-23		3,710,000	4,001,235
Petroleos Mexicanos	6.000		03-05-20		2,685,000	3,040,763
Petroleos Mexicanos (S)	7.650		11-24-21	MXN	91,098,500	6,418,302
The Williams Companies, Inc.	4.550		06-24-24		9,930,000	9,701,769
Financials 13.5%						434,969,935
Banks 9.3%
ANZ National International, Ltd.	2.950		07-27-15	SGD	11,000,000	8,115,939
Asian Development Bank	5.000		03-09-22	AUD	9,245,000	8,263,252
Bancolombia SA	5.950		06-03-21		5,995,000	6,609,488
Bank of America Corp. (P)	0.883		12-01-26		4,405,000	3,789,080
Bank of Montreal	0.800		11-06-15		5,685,000	5,697,928
Canadian Imperial Bank of Commerce	0.900		10-01-15		4,363,000	4,375,182
Canadian Imperial Bank of Commerce	2.350		12-11-15		7,590,000	7,700,040
Citigroup, Inc.	6.250		06-29-17	NZD	9,880,000	7,774,948
Citigroup, Inc. (5.900% to 2-15-23, then 3 month LIBOR + 4.230%) (Q)	5.900		02-15-23		4,350,000	4,366,313
Commonwealth Bank of Australia	1.250		09-18-15		16,590,000	16,656,393
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (Q)	5.100		06-30-23		14,615,000	13,803,868
HSBC Finance Corp.	5.000		06-30-15		2,815,000	2,855,423
Inter-American Development Bank	6.500		08-20-19	AUD	12,860,000	11,779,211
International Bank for Reconstruction & Development	2.125		05-29-17	NOK	17,190,000	2,298,682
International Bank for Reconstruction & Development	4.500		08-16-16	NZD	9,400,000	7,191,784
International Bank for Reconstruction & Development	4.625		10-06-21	NZD	14,890,000	11,701,154
International Finance Corp.	3.250		07-22-19	AUD	11,175,000	9,034,244
International Finance Corp.	3.875		02-26-18	NZD	10,482,000	7,956,223
International Finance Corp.	10.000		06-12-17	BRL	10,735,000	3,749,640
KFW	5.750		05-13-15	AUD	22,750,000	17,890,733
KFW	6.000		01-19-16	AUD	11,500,000	9,287,954
KFW	6.000		08-20-20	AUD	14,600,000	13,409,369
National Australia Bank, Ltd. (S)	2.750		09-28-15		2,855,000	2,889,965
National Australia Bank, Ltd.	6.000		02-15-17	AUD	11,780,000	9,815,860

SEE NOTES TO FUND'S INVESTMENTS3

Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Financials (continued)
Banks (continued)
Oversea-Chinese Banking Corp., Ltd. (4.000% to 10-15-19, then 5 year U.S. Swap Rate + 2.203%) (S)	4.000		10-15-24		7,100,000	$7,340,718
PNC Funding Corp.	5.625		02-01-17		3,360,000	3,617,638
Regions Financial Corp.	7.375		12-10-37		4,085,000	5,452,364
Royal Bank of Canada (P)	0.605		03-08-16		5,608,000	5,626,663
Royal Bank of Canada	2.625		12-15-15		8,700,000	8,847,256
Skandinaviska Enskilda Banken AB (P)	0.575		01-04-16		5,445,000	5,451,191
Synovus Financial Corp.	5.125		06-15-17		10,025,000	10,225,500
Synovus Financial Corp.	7.875		02-15-19		3,111,000	3,480,431
The Bank of Nova Scotia	0.535		12-31-15		6,375,000	6,381,624
The Bank of Nova Scotia (P)	0.773		07-15-16		4,560,000	4,582,362
The Bank of Nova Scotia	2.900		03-29-16		7,165,000	7,339,668
The PNC Financial Services Group, Inc. (P)(Q)	4.481		04-27-15		3,540,000	3,548,850
The Toronto-Dominion Bank (P)	0.424		07-13-16		3,880,000	3,879,317
Westpac Banking Corp.	3.000		12-09-15		10,325,000	10,518,470
Westpac Banking Corp.	5.000		10-21-19	GBP	2,280,000	4,015,920
Westpac Banking Corp.	7.250		02-11-20	AUD	5,000,000	4,641,556
Zions Bancorporation (5.800% to 6-15-23, then 3 month LIBOR + 3.800%) (Q)	5.800		06-15-23		7,675,000	7,329,625
Capital markets 0.4%
HK Land Treasury SG	3.860		12-29-17	SGD	4,000,000	3,015,818
Temasek Financial I, Ltd.	3.265		02-19-20	SGD	12,250,000	9,396,505
Consumer finance 0.2%
Credit Acceptance Corp.	6.125		02-15-21		3,255,000	3,222,450
Discover Financial Services	5.200		04-27-22		3,100,000	3,427,841
Diversified financial services 1.4%
General Electric Capital Australia Funding Pty, Ltd.	7.000		10-08-15	AUD	2,600,000	2,084,355
General Electric Capital Corp.	4.250		01-17-18	NZD	5,330,000	4,050,238
General Electric Capital Corp.	4.875		04-05-16	SEK	69,000,000	8,681,072
General Electric Capital Corp.	6.250		09-29-20	GBP	1,570,000	2,939,150
General Electric Capital Corp. (7.125% until 6-15-22, then 3 month LIBOR + 5.296%) (Q)	7.125		06-15-22		13,970,000	16,449,675
International Bank for Reconstruction & Development	2.375		03-02-17	NOK	34,490,000	4,618,642
International Bank for Reconstruction & Development	4.625		02-26-19	NZD	8,795,000	6,851,275
Insurance 0.9%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175		05-15-58		7,365,000	10,200,525
MetLife, Inc.	6.400		12-15-36		7,690,000	8,997,300
Prudential Financial, Inc. (5.875% to 9-1-22, then 3 month LIBOR + 4.175%)	5.875		09-15-42		9,825,000	10,587,420
Real estate investment trusts 1.0%
American Tower Corp.	4.700		03-15-22		3,640,000	3,889,260
American Tower Corp.	7.000		10-15-17		4,065,000	4,584,804
Corrections Corp. of America	4.125		04-01-20		6,896,000	6,964,960
Crown Castle Towers LLC (S)	4.883		08-15-20		5,718,000	6,243,759
Host Hotels & Resorts LP	4.750		03-01-23		8,050,000	8,551,612
Real estate management and development 0.3%
CapitaMalls Asia Treasury, Ltd.	3.950		08-24-17	SGD	14,250,000	10,921,448
Health care 6.1%						195,126,564
Health care providers and services 3.5%
Community Health Systems, Inc.	6.875		02-01-22		10,000,000	10,650,000
Community Health Systems, Inc.	7.125		07-15-20		7,220,000	7,716,375

4SEE NOTES TO FUND'S INVESTMENTS

Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Health care (continued)
Health care providers and services (continued)
DaVita HealthCare Partners, Inc.	5.125		07-15-24		17,915,000	$18,586,813
Express Scripts Holding Company	3.500		06-15-24		5,626,000	5,753,451
HCA, Inc.	5.000		03-15-24		10,618,000	11,467,440
HCA, Inc.	5.375		02-01-25		5,010,000	5,310,600
HCA, Inc.	7.500		02-15-22		10,400,000	12,272,000
HCA, Inc.	8.000		10-01-18		2,135,000	2,492,613
Quest Diagnostics, Inc.	4.250		04-01-24		1,785,000	1,899,988
Tenet Healthcare Corp.	4.375		10-01-21		15,988,000	16,007,985
Tenet Healthcare Corp.	6.000		10-01-20		10,080,000	10,974,600
UnitedHealth Group, Inc.	0.850		10-15-15		2,115,000	2,120,859
WellCare Health Plans, Inc.	5.750		11-15-20		6,089,000	6,393,450
Pharmaceuticals 2.6%
AbbVie, Inc. (P)	1.015		11-06-15		4,185,000	4,199,635
AbbVie, Inc.	1.200		11-06-15		4,316,000	4,328,404
Eli Lilly & Company	2.750		06-01-25		12,165,000	12,143,711
Endo Finance LLC (S)	5.750		01-15-22		6,740,000	7,102,275
Endo Finance LLC (S)	7.250		01-15-22		6,529,000	7,010,514
Forest Laboratories, Inc. (S)	4.875		02-15-21		12,150,000	13,235,044
Forest Laboratories, Inc. (S)	5.000		12-15-21		6,360,000	6,984,202
Grifols Worldwide Operations, Ltd. (S)	5.250		04-01-22		7,000,000	7,175,000
Mallinckrodt International Finance SA (S)	5.750		08-01-22		6,855,000	7,249,163
Merck & Company, Inc. (P)	0.446		05-18-16		3,215,000	3,220,183
Merck & Company, Inc.	2.250		01-15-16		10,665,000	10,832,259
Industrials 2.0%						64,188,260
Aerospace and defense 1.5%
Huntington Ingalls Industries, Inc. (S)	5.000		12-15-21		20,185,000	21,169,019
Huntington Ingalls Industries, Inc.	7.125		03-15-21		7,404,000	7,978,921
Lockheed Martin Corp.	2.900		03-01-25		17,246,000	17,378,898
Airlines 0.2%
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718		01-02-23		2,098,246	2,423,474
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821		08-10-22		4,178,380	4,930,488
Construction and engineering 0.2%
AECOM (S)	5.750		10-15-22		7,598,000	7,958,905
Road and rail 0.1%
Norfolk Southern Corp.	5.750		01-15-16		2,250,000	2,348,555
Information technology 2.6%						82,910,984
Electronic equipment, instruments and components 0.6%
Zebra Technologies Corp. (S)	7.250		10-15-22		18,580,000	20,066,400
IT services 0.4%
IBM Corp. (P)	0.325		02-05-16		3,985,000	3,986,961
IBM Corp.	2.750		12-21-20	GBP	4,025,000	6,482,954
Semiconductors and semiconductor equipment 0.3%
Micron Technology, Inc.	5.875		02-15-22		8,840,000	9,337,250
Software 0.2%
Oracle Corp.	5.250		01-15-16		6,935,000	7,223,711
Technology hardware, storage and peripherals 1.1%
Apple, Inc.	0.450		05-03-16		17,700,000	17,710,939
Hewlett-Packard Company	2.125		09-13-15		8,140,000	8,197,656
Hewlett-Packard Company	2.650		06-01-16		9,710,000	9,905,113

SEE NOTES TO FUND'S INVESTMENTS5

Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Materials 3.4%						$110,445,842
Construction materials 0.9%
Cemex Finance LLC (S)	9.375		10-12-22		8,115,000	9,230,813
Cemex SAB de CV (S)	6.125		05-05-25		14,450,000	14,467,774
Votorantim Cimentos SA (S)	7.250		04-05-41		4,760,000	4,760,000
Containers and packaging 1.6%
Ball Corp.	4.000		11-15-23		14,270,000	14,020,275
Crown Americas LLC	4.500		01-15-23		8,100,000	8,282,250
Crown Cork & Seal Company, Inc.	7.375		12-15-26		2,273,000	2,585,538
Sealed Air Corp. (S)	4.875		12-01-22		8,875,000	9,141,250
Sealed Air Corp. (S)	5.125		12-01-24		5,775,000	6,034,875
Sealed Air Corp. (S)	6.500		12-01-20		11,010,000	12,471,027
Metals and mining 0.9%
ArcelorMittal	7.500		03-01-41		9,390,000	9,882,975
FMG Resources August 2006 Pty, Ltd. (S)	6.875		04-01-22		10,429,000	8,721,251
Rio Tinto Finance USA, Ltd.	7.125		07-15-28		3,985,000	5,348,639
Rio Tinto Finance USA, Ltd.	9.000		05-01-19		2,400,000	3,050,167
Vale Overseas, Ltd.	4.625		09-15-20		2,400,000	2,449,008
Telecommunication services 2.2%						70,434,477
Diversified telecommunication services 1.8%
AT&T, Inc.	0.800		12-01-15		2,372,000	2,372,752
Frontier Communications Corp.	7.125		03-15-19		2,770,000	3,026,225
Frontier Communications Corp.	7.125		01-15-23		10,310,000	10,761,063
Frontier Communications Corp.	9.250		07-01-21		1,665,000	1,943,888
GTP Acquisition Partners I LLC (S)	7.628		06-15-16		5,175,000	5,397,183
T-Mobile USA, Inc.	6.125		01-15-22		8,220,000	8,651,550
T-Mobile USA, Inc.	6.250		04-01-21		4,814,000	5,054,700
T-Mobile USA, Inc.	6.625		04-01-23		3,000,000	3,187,500
T-Mobile USA, Inc.	6.836		04-28-23		3,090,000	3,290,850
Verizon Communications, Inc. (P)(S)	0.435		03-06-15		6,870,000	6,870,000
Verizon Communications, Inc.	5.150		09-15-23		6,590,000	7,559,020
Wireless telecommunication services 0.4%
Rogers Communications, Inc.	6.750		03-15-15		2,825,000	2,832,274
SBA Tower Trust (S)	5.101		04-17-17		4,770,000	4,995,654
Vodafone Group PLC (P)	0.641		02-19-16		4,490,000	4,491,818
Utilities 3.3%						105,239,023
Electric utilities 1.3%
E.ON International Finance BV	6.000		10-30-19	GBP	1,650,000	3,015,275
FirstEnergy Transmission LLC (S)	4.350		01-15-25		21,200,000	22,330,978
NRG Yield Operating LLC (S)	5.375		08-15-24		4,085,000	4,309,675
RJS Power Holdings LLC (S)	5.125		07-15-19		10,850,000	10,687,250
Gas utilities 0.0%
Southern Gas Networks PLC	4.875		12-21-20	GBP	600,000	1,054,474
Independent power and renewable electricity producers 1.0%
Calpine Corp.	5.750		01-15-25		11,575,000	11,806,500
Calpine Corp. (S)	5.875		01-15-24		1,082,000	1,173,970
Calpine Corp. (S)	6.000		01-15-22		4,281,000	4,668,431
Dynegy Finance I, Inc. (S)	7.625		11-01-24		7,375,000	7,826,719
Dynegy, Inc.	5.875		06-01-23		6,225,000	6,131,625
Multi-utilities 0.7%
NiSource Finance Corp.	5.650		02-01-45		9,785,000	12,441,862

6SEE NOTES TO FUND'S INVESTMENTS

Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Utilities (continued)
Multi-utilities (continued)
Pacific Gas & Electric Company (P)	0.458		05-11-15		9,765,000	$9,763,525
Water utilities 0.3%
American Water Capital Corp.	3.400		03-01-25		9,686,000	10,028,739
Convertible bonds 0.5%						$14,898,725
(Cost $12,763,465)
Financials 0.1%						3,005,100
Thrifts and mortgage finance 0.1%
MGIC Investment Corp.	2.000		04-01-20		2,120,000	3,005,100
Health care 0.3%						9,739,672
Health care providers and services 0.3%
Anthem, Inc.	2.750		10-15-42		4,955,000	9,739,672
Industrials 0.1%						2,153,953
Machinery 0.1%
Trinity Industries, Inc.	3.875		06-01-36		1,445,000	2,153,953
Foreign government obligations 21.6%						$692,889,227
(Cost $753,566,946)
Australia 3.6%						116,819,384
New South Wales Treasury Corp.	6.000		05-01-20	AUD	35,125,000	32,356,316
Queensland Treasury Corp. (S)	4.000		06-21-19	AUD	19,110,000	15,951,331
Queensland Treasury Corp.	5.500		06-21-21	AUD	5,800,000	5,286,085
Queensland Treasury Corp.	6.000		10-21-15	AUD	43,461,000	34,786,453
Queensland Treasury Corp.	6.000		04-21-16	AUD	34,883,000	28,439,199
Bermuda 0.3%						9,592,656
Government of Bermuda (S)	4.854		02-06-24		9,125,000	9,592,656
Canada 3.3%						105,940,464
Export Development Canada	3.500		02-20-18	NZD	9,440,000	7,080,985
Export Development Canada	4.875		01-24-19	NZD	9,630,000	7,554,285
Government of Canada	1.250		02-01-16	CAD	57,000,000	45,889,081
Government of Canada	1.250		03-01-18	CAD	14,600,000	11,955,159
Province of Ontario	6.250		06-16-15	NZD	24,690,000	18,795,784
Province of Quebec	6.750		11-09-15	NZD	7,310,000	5,632,482
Royal Bank of Canada	0.597		06-21-16		9,000,000	9,032,688
Mexico 1.0%						32,508,880
Government of Mexico	5.000		06-15-17	MXN	219,174,600	14,970,165
Government of Mexico	8.000		12-07-23	MXN	161,720,000	12,580,716
Government of Mexico	4.750		06-14-18	MXN	73,860,000	4,957,999
New Zealand 3.4%						108,963,196
Dominion of New Zealand	6.000		04-15-15	NZD	5,750,000	4,362,652
Dominion of New Zealand	6.000		12-15-17	NZD	38,005,000	30,880,291
Dominion of New Zealand	6.000		05-15-21	NZD	40,520,000	35,315,684
Dominion of New Zealand	5.000		03-15-19	NZD	41,710,000	33,679,658
New Zealand Local Government Funding Agency	6.000		12-15-17	NZD	5,895,000	4,724,911
Norway 1.7%						53,518,238
Government of Norway	3.750		05-25-21	NOK	74,680,000	11,291,550
Government of Norway	4.500		05-22-19	NOK	178,821,000	26,832,259
Government of Norway	5.000		05-15-15	NOK	117,102,000	15,394,429

SEE NOTES TO FUND'S INVESTMENTS7

Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Peru 0.3%						$8,543,894
Republic of Peru	7.350		07-21-25		6,265,000	8,543,894
Philippines 2.0%						63,174,070
Republic of Philippines	4.950		01-15-21	PHP	608,000,000	14,617,374
Republic of Philippines	5.875		12-16-20	PHP	609,320,800	15,542,462
Republic of Philippines	6.250		01-14-36	PHP	252,000,000	6,715,809
Republic of Philippines	6.500		04-28-21	PHP	678,000,000	17,990,297
Republic of Philippines	8.125		12-16-35	PHP	254,043,000	8,308,128
Singapore 1.7%						53,391,886
Republic of Singapore	2.375		04-01-17	SGD	22,500,000	16,974,164
Republic of Singapore	3.250		09-01-20	SGD	46,330,000	36,417,722
South Korea 1.4%						45,908,352
Korea Treasury Bond Coupon Strips	1.214		03-10-15	KRW	1,205,430,000	1,097,924
Korea Treasury Bond Coupon Strips	1.934		09-10-15	KRW	1,205,430,000	1,087,015
Korea Treasury Bond Coupon Strips	1.952		03-10-16	KRW	1,205,430,000	1,076,334
Korea Treasury Bond Coupon Strips	1.987		09-10-16	KRW	1,205,430,000	1,065,185
Korea Treasury Bond Coupon Strips	1.998		03-10-17	KRW	1,205,430,000	1,054,478
Korea Treasury Bond Coupon Strips	2.018		09-10-17	KRW	1,205,430,000	1,043,340
Korea Treasury Bond Coupon Strips	2.036		03-10-18	KRW	1,205,430,000	1,032,334
Korea Treasury Bond Coupon Strips	2.060		09-10-18	KRW	1,205,430,000	1,020,918
Korea Treasury Bond Principal Strips	2.060		09-10-18	KRW	41,928,000,000	35,510,195
Republic of Korea	3.500		03-10-17	KRW	1,500,000,000	1,406,490
Republic of Korea	5.750		09-10-18	KRW	502,000,000	514,139
Sweden 1.6%						53,117,696
Kingdom of Sweden	3.000		07-12-16	SEK	130,515,000	16,319,932
Kingdom of Sweden	3.750		08-12-17	SEK	135,800,000	17,847,283
Kingdom of Sweden	5.000		12-01-20	SEK	124,030,000	18,950,481
Thailand 1.3%						41,410,511
Kingdom of Thailand	3.250		06-16-17	THB	1,305,300,000	41,410,511
Term loans (M) 10.5%						$337,632,035
(Cost $337,696,804)
Consumer discretionary 3.0%						96,741,486
Automobiles 0.2%
FCA US LLC	3.250		12-31-18	6,793,663		6,774,980
Hotels, restaurants and leisure 1.4%
Four Seasons Holdings, Inc.	3.500		06-27-20	15,780,688		15,701,784
Hilton Worldwide Finance LLC	3.500		10-26-20	14,444,505		14,419,674
Restaurant Brands International, Inc.	4.500		12-12-21	13,700,000		13,749,471
Media 0.6%
CCO Safari LLC	4.250		09-12-21	7,790,000		7,840,853
Univision Communications, Inc.	4.000		03-01-20	3,649,921		3,638,230
Virgin Media Investment Holdings, Ltd.	3.500		06-07-20	6,660,000		6,643,350
Multiline retail 0.4%
Hudson's Bay Company	4.750		11-04-20	7,888,625		7,912,046
Lands' End, Inc.	4.250		04-04-21	5,562,175		5,330,416
Specialty retail 0.4%
The Men's Wearhouse, Inc.	4.500		06-18-21	14,648,285		14,730,682

8SEE NOTES TO FUND'S INVESTMENTS

Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Consumer staples 1.5%					$46,505,181
Food and staples retailing 1.0%
Aramark Services, Inc.	3.250		02-24-21	17,776,123	17,670,586
SUPERVALU, Inc.	4.500		03-21-19	14,514,763	14,526,854
Food products 0.5%
HJ Heinz Company	3.500		06-05-20	14,295,832	14,307,741
Financials 0.7%					21,372,494
Real estate investment trusts 0.7%
Crown Castle Operating Company	3.000		01-31-21	21,463,715	21,372,494
Health care 1.8%					57,146,645
Health care providers and services 0.5%
Catalent Pharma Solutions, Inc.	4.250		05-20-21	8,143,191	8,157,735
Kindred Healthcare, Inc.	4.250		04-09-21	7,552,425	7,530,395
Pharmaceuticals 1.3%
Grifols Worldwide Operations USA, Inc.	3.172		02-27-21	13,420,938	13,388,916
Mallinckrodt International Finance SA	3.250		03-19-21	22,687,766	22,517,608
Valeant Pharmaceuticals International, Inc.	3.500		08-05-20	5,569,395	5,551,991
Industrials 1.3%					42,987,220
Aerospace and defense 0.7%
B/E Aerospace, Inc.	4.000		12-16-21	21,730,000	21,789,758
Airlines 0.4%
Delta Air Lines, Inc.	3.250		04-20-17	13,222,490	13,212,163
Construction and engineering 0.2%
AECOM	3.750		10-15-21	7,947,548	7,985,299
Information technology 0.5%					15,804,343
Electronic equipment, instruments and components 0.3%
Dell International LLC	4.500		04-29-20	10,586,000	10,625,698
Software 0.2%
IMS Health, Inc.	3.500		03-17-21	5,215,588	5,178,645
Materials 0.6%					20,146,402
Containers and packaging 0.6%
Berry Plastics Group, Inc.	3.500		02-08-20	6,721,198	6,682,551
Crown Americas LLC	4.000		10-22-21	13,345,000	13,463,851
Telecommunication services 0.1%					3,950,978
Wireless telecommunication services 0.1%
SBA Senior Finance II LLC	3.250		03-24-21	3,980,000	3,950,978
Utilities 1.0%					32,977,286
Electric utilities 0.7%
ExGen Texas Power LLC	5.750		09-16-21	9,448,681	9,448,681
La Frontera Generation LLC	4.500		09-30-20	15,065,985	15,003,205
Independent power and renewable electricity producers 0.3%
Dynegy, Inc.	4.000		04-23-20	8,569,439	8,525,400
Capital preferred securities 1.7%					$55,912,888
(Cost $52,259,305)
Financials 1.7%					55,912,888
Banks 1.7%
BAC Capital Trust XIV, Series G (P)(Q)	4.000		04-13-15	15,810,000	12,648,000

SEE NOTES TO FUND'S INVESTMENTS9

Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
USB Capital IX (P)(Q)	3.500		04-27-15	22,163,000	$18,674,544
Wachovia Capital Trust III (P)(Q)	5.569		04-27-15	24,745,000	24,590,344
Collateralized mortgage obligations 6.1%					$196,861,695
(Cost $191,937,395)
Commercial and residential 5.4%					172,545,332
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1 (P)	2.674		04-25-35	3,702,400	3,691,674
American Home Mortgage Assets Trust Series 2006-6, Class XP IO	2.228		12-25-46	40,803,264	3,599,627
AOA Mortgage Trust (P) Series 2015-1177, Class C (S)	3.009		12-13-29	2,040,000	2,038,056
Banc of America Commercial Mortgage Trust Series 2006-4, Class AM	5.675		07-10-46	5,850,000	6,200,035
Banc of America Commercial Mortgage Trust, Inc. Series 2006-5, Class AM	5.448		09-10-47	3,610,000	3,763,685
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-10, Class 12A3 (P)	2.708		01-25-35	4,557,615	4,525,785
Series 2005-2, Class A1 (P)	2.680		03-25-35	2,763,686	2,790,983
Series 2005-5, Class A2 (P)	2.320		08-25-35	4,754,539	4,781,136
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1 (P)	0.871		01-25-35	2,150,791	2,102,534
Series 2004-7, Class 1A1 (P)	2.688		08-25-34	4,067,697	4,138,223
Series 2004-8, Class 1A (P)	0.871		09-25-34	629,996	610,714
Series 2005-7, Class 11A1 (P)	0.711		08-25-35	3,299,339	3,061,665
BWAY Mortgage Trust Series 2013-1515, Class F (P) (S)	3.927		03-10-33	4,767,000	4,467,370
Chase Mortgage Finance Trust Series 2007-A1, Class 2A1 (P)	2.466		02-25-37	1,950,074	1,947,957
DSLA Mortgage Loan Trust
Series 2004-AR1 Class X2 IO	1.916		09-19-44	24,209,700	1,460,491
Series 2005-AR2, Class X2 IO	2.642		03-19-45	43,992,234	3,611,745
GAHR Commericial Mortgage Trust Series 2015-NRF, Class DFX (S)	3.382		12-15-19	5,670,000	5,538,487
Greenwich Capital Commercial Funding Corp. Series 2006-GG7, Class AM (P)	5.786		07-10-38	4,012,000	4,209,322
HarborView Mortgage Loan Trust
Series 2005-2, Class IX IO	2.181		05-19-35	16,586,984	1,103,831
Series 2005-9, Class 2A1C (P)	0.653		06-20-35	6,316,856	5,784,509
Series 2005-8, Class 1X IO	2.182		09-19-35	12,894,666	676,106
Series 2007-3, Class ES IO (P) (S)	0.350		05-19-47	34,171,957	363,077
Series 2007-4, Class ES IO (P)	0.350		07-19-47	35,716,767	357,168
Series 2007-6, Class ES IO (P) (S)	0.343		08-19-37	28,148,588	299,079
Hilton USA Trust Series 2013-HLF, Class EFL (P) (S)	3.921		11-05-30	4,405,029	4,405,271
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.029		10-25-36	44,643,289	3,891,658
Series 2005-AR18, Class 2X IO	1.686		10-25-36	45,068,320	1,805,221
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-INN, Class F (P) (S)	4.173		06-15-29	4,660,000	4,675,383
JPMorgan Mortgage Trust Series 2007-A1, Class 1A1 (P)	2.550		07-25-35	3,631,377	3,643,669
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AM	5.413		09-15-39	5,550,000	5,864,580

10SEE NOTES TO FUND'S INVESTMENTS

Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1 (P)	2.164		12-25-34	1,644,187	$1,603,084
Series 2005-2, Class 1A (P)	1.581		10-25-35	5,938,699	5,762,581
Series 2005-A2, Class A2 (P)	2.463		02-25-35	2,957,142	2,963,512
Series 2006-3, Class 2A1 (P)	2.330		10-25-36	1,938,279	1,897,980
Series 2007-1, Class 2A1 (P)	2.484		01-25-37	11,800,074	11,602,859
Merrill Lynch Mortgage Trust Series 2005-LC1, Class AM (P)	5.307		01-12-44	7,010,000	7,221,597
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-3, Class A4 (P)	5.414		07-12-46	2,755,065	2,886,558
Morgan Stanley Capital I Trust Series 2007-IQ13, Class A4	5.364		03-15-44	8,460,000	9,007,895
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1 (P)	2.418		10-25-34	2,480,900	2,456,292
Series 2004-9, Class 1A (P)	5.609		11-25-34	2,399,058	2,487,434
Opteum Mortgage Acceptance Corp. Trust Series 2005-4, Class 1APT (P)	0.481		11-25-35	3,136,888	2,944,744
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class D (P) (S)	4.388		01-05-35	3,725,000	3,436,871
Structured Asset Securities Corp. Series 2003-7A, Class 3A6 (P)	2.471		12-25-33	2,652,456	2,607,386
WaMu Mortgage Pass Through Certificates
Series 2004-AR14, Class A1 (P)	2.393		01-25-35	5,188,805	5,220,607
Series 2005-AR19, Class A1A2 (P)	0.461		12-25-45	4,160,643	3,795,347
Series 2005-AR6, Class 2A1A (P)	0.401		04-25-45	4,143,220	3,852,445
Series 2005-AR8, Class 2AB2 (P)	0.591		07-25-45	4,460,197	4,117,507
Wells Fargo Mortgage Backed Securities Trust Series 2004-Z, Class 2A1 (P)	2.614		12-25-34	3,255,092	3,271,592
U.S. Government Agency 0.7%					24,316,363
Federal Home Loan Mortgage Corp. Series 4077, Class IK IO	5.000		07-15-42	10,258,657	2,226,504
Federal National Mortgage Association
Series 2012-118, Class AI IO	3.500		11-25-37	11,749,211	1,208,829
Series 2013-46, Class MI IO	3.500		05-25-43	50,995,869	6,741,633
Series 2014-C02, Class 1M1 (P)	1.121		05-25-24	5,740,962	5,700,276
Series 402, Class 3 IO	4.000		11-25-39	3,016,907	489,942
Series 402, Class 4 IO	4.000		10-25-39	4,629,856	749,133
Series 402, Class 7 IO	4.500		11-25-39	5,976,748	1,015,079
Series 406, Class 3 IO	4.000		01-25-41	7,048,018	1,256,971
Series 407, Class 4 IO	4.500		03-25-41	10,934,822	2,156,330
Series 407, Class 7 IO	5.000		03-25-41	9,012,864	1,863,097
Series 407, Class 8 IO	5.000		03-25-41	4,521,199	908,569
Asset backed securities 1.7%					$52,912,691
(Cost $52,463,507)
Applebee's/IHOP Funding LLC Series 2014-1, Class A2 (S)	4.277		09-05-44	11,983,000	12,229,634
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 (S)	4.474		03-20-43	13,247,869	13,587,796
DB Master Finance LLC Series 2015-1A, Class A2II (S)	3.980		02-20-45	19,139,000	19,247,461
Home Equity Asset Trust Series 2003-1, Class M1 (P)	1.671		06-25-33	1,898,820	1,825,907
Sonic Capital LLC Series 2011-1A, Class A2 (S)	5.438		05-20-41	5,719,215	6,021,893

SEE NOTES TO FUND'S INVESTMENTS11

Income Fund

	Shares	Value
Common stocks 0.0%		$0
(Cost $3,539,176)
Consumer discretionary 0.0%		0
Media 0.0%
Vertis Holdings, Inc. (I)	300,118	0
Preferred securities 7.2%		$231,038,155
(Cost $220,641,305)
Consumer staples 0.7%		21,990,481
Food products 0.7%
Post Holdings, Inc., 5.250%	123,445	12,182,787
Tyson Foods, Inc., 4.750%	192,875	9,807,694
Financials 4.3%		137,302,323
Banks 2.9%
First Niagara Financial Group, Inc. (8.6250% to 12-15-17, then 3 month LIBOR + 7.3270%)	429,350	11,661,146
First Tennessee Bank NA, 3.750% (S)	18,420	13,252,039
M&T Bank Corp., Series A, 6.375%	7,985	7,969,030
M&T Bank Corp., Series C, 6.375%	495	499,950
Regions Financial Corp., 6.375%	322,420	8,092,742
Synovus Financial Corp., Series C (7.875% to 8-1-18, then 3 month LIBOR +6.390%)	333,527	9,372,109
U.S. Bancorp, 3.500%	8,280	6,789,600
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%)	385,125	11,488,279
Wells Fargo & Company (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)	290,130	7,496,959
Wells Fargo & Company (6.625% to 3-15-24, then 3 month LIBOR + 3.690%)	398,607	11,109,177
Zions Bancorporation (6.950% to 9-15-23, then 3 month LIBOR + 3.890%)	154,580	4,182,935
Diversified financial services 0.2%
GMAC Capital Trust I (8.125% to 2-15-16, then 3 month LIBOR + 5.785%)	280,395	7,298,682
Insurance 0.5%
The Hartford Financial Services Group, Inc. (7.875% to 4-15-22, then 3 month LIBOR + 5.596%)	487,325	14,746,455
Real estate investment trusts 0.7%
Crown Castle International Corp., 4.500%	102,360	10,901,340
Weyerhaeuser Company, 6.375%	213,265	12,441,880
Industrials 0.4%		14,805,318
Aerospace and defense 0.3%
United Technologies Corp., 7.500%	181,950	11,590,215
Machinery 0.1%
Stanley Black & Decker, Inc., 6.250%	27,875	3,215,103
Utilities 1.8%		56,940,033
Electric utilities 0.8%
Exelon Corp., 6.500%	217,904	10,808,038
NextEra Energy, Inc., 5.799%	120,745	6,887,295
NextEra Energy, Inc., 5.889%	118,750	7,724,688
Multi-utilities 1.0%
Dominion Resources, Inc., 6.000%	291,580	16,835,829
Dominion Resources, Inc., 6.375%	290,316	14,684,183

12SEE NOTES TO FUND'S INVESTMENTS

Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Escrow certificates 0.0%					$23,144
(Cost $142)
Consumer discretionary 0.0%					23,144
Lear Corp., Series B (I)	8.750		12-01-16	2,645,000	23,144
				Par value	Value
Short-term investments 3.6%					$116,533,515
(Cost $116,533,515)
Repurchase agreement 3.6%					116,533,515
Barclays Tri-Party Repurchase Agreement dated 2-27-15 at 0.040% to be repurchased at $116,331,388 on 3-2-15, collateralized by $99,945,200 U.S. Treasury Inflation Indexed Bonds, 1.375% due 2-15-44 (valued at $118,658,123, including interest)				116,331,000	116,331,000
Repurchase Agreement with State Street Corp. dated 2-27-15 at 0.000% to be repurchased at $202,515 on 3-2-15, collateralized by $203,000 U.S. Treasury Notes, 1.500% due 8-31-18 (valued at $205,091, including interest)				202,515	202,515
Total investments (Cost $3,177,622,443)† 98.4%					$3,160,377,159
Other assets and liabilities, net 1.6%					$51,857,637
Total net assets 100.0%					$3,212,234,796

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
GBP	Pound Sterling
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
Key to Security Abbreviation and Legend
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
LIBOR	London Interbank Offered Rate
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $451,753,926 or 14.1% of the fund's net assets as of 2-28-15.
†	At 2-28-15, the aggregate cost of investment securities for federal income tax purposes was $3,193,112,222. Net unrealized depreciation aggregated $32,735,063, of which $100,481,497 related to appreciated investment securities and $133,216,560 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS13

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 28, 2015, by major security category or type:

	Total market value at 2-28-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$1,461,675,084	—	$1,447,207,310	$14,467,774
Convertible bonds	14,898,725	—	14,898,725	—
Foreign government obligations	692,889,227	—	692,889,227	—
Term loans	337,632,035	—	337,632,035	—
Capital preferred securities	55,912,888	—	55,912,888	—
Collateralized mortgage obligations	196,861,695	—	195,842,371	1,019,324
Asset backed securities	52,912,691	—	52,912,691	—
Preferred securities	231,038,155	$205,603,329	25,434,826	—
Escrow certificates	23,144	—	—	23,144
Short-term investments	116,533,515	—	116,533,515	—
Total Investments in Securities	$3,160,377,159	$205,603,329	$2,939,263,588	$15,510,242
Other Financial Instruments:
Forward foreign currency contracts	$885,997	—	$885,997	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

14

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans, and my be impacted by elongated settlement periods. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the fund's income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. The fund may have limited rights to enforce the terms of an underlying loan.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended February 28, 2015, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The following table summarizes the contracts held at February 28, 2015.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
AUD	31,595,000	CAD	30,783,008	Citibank N.A.	5/12/2015	—	($9,207)	($9,207)
USD	172,862,583	AUD	222,629,089	Australia and New Zealand Banking Group	5/12/2015	—	(417,753)	(417,753)
USD	87,273,269	CAD	108,799,657	Toronto Dominion Bank	5/12/2015	$324,234	—	324,234
USD	80,289,424	EUR	70,640,000	Deutsche Bank AG London	5/12/2015	1,173,675	—	1,173,675
USD	16,875,181	GBP	10,935,612	Deutsche Bank AG London	5/12/2015	256	—	256
USD	62,142,793	NOK	468,886,018	Citibank N.A.	5/12/2015	1,082,662	—	1,082,662
USD	191,253,355	NZD	256,061,153	Toronto Dominion Bank	5/12/2015	—	(1,147,099)	(1,147,099)
USD	61,329,776	SEK	515,231,452	Citibank N.A.	5/12/2015	—	(516,180)	(516,180)
USD	203,567,689	SGD	277,360,976	Bank of Montreal	5/12/2015	395,409	—	395,409
						$2,976,236	($2,090,239)	$885,997

Currency Abbreviations
AUD	Australian Dollar	NZD	New Zealand Dollar
CAD	Canadian Dollar	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	Pound Sterling	USD	U.S. Dollar
NOK	Norwegian Krone

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

15

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	91Q3	02/15
This report is for the information of the shareholders of John Hancock Income Fund.		4/15

ITEM 2.  CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Strategic Series

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	April 14, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	April 14, 2015

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	April 14, 2015